ACCOUNT RECEIVABLES - THIRD PARTIES, NET (Tables)	6 Months Ended
Jun. 30, 2025
ACCOUNT RECEIVABLES - THIRD PARTIES, NET
Schedule of accounts receivable - third parties, net

	As of	As of
	June 30, 2025	December 31, 2024
	US$	US$
Accounts receivable-third parties	55,402	120,631
Less: Allowance for credit losses	(1,209)	(3,555)

Total	54,193	117,076